VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Short-Term Investments—83.4%
Certificates of Deposits—47.2%
Bank of Montreal (SOFR + 0.360%) 3.990%, 5/7/26(1)	$40,000	$40,009
Bank of Nova Scotia (SOFR + 0.260%) 3.890%, 5/21/26(1)	25,000	25,005
BNP Paribas S.A. 3.850%, 7/13/26	13,000	12,999
Crédit Agricole Corporate and Investment Bank 4.050%, 6/1/26	16,000	16,008
Crédit Agricole Corporate and Investment Bank 3.980%, 9/25/26	20,000	20,000
DG Bank 3.800%, 8/4/26	30,000	29,992
DNB Bank ASA 3.710%, 5/6/26	25,000	25,001
DNB Bank ASA 3.670%, 7/13/26	12,000	11,994
First Abu Dhabi Bank USA N.V. 3.970%, 5/5/26	20,500	20,503
Mizuho Bank Ltd. 3.780%, 8/20/26	9,000	8,993
MUFG Bank, Ltd. 3.710%, 5/7/26	34,500	34,500
Nordea Bank Abp 3.700%, 7/9/26	10,500	10,494
Oversea-Chinese Banking Corp., Ltd. 3.760%, 6/18/26	25,000	24,991
Royal Bank of Canada 4.300%, 4/22/26	32,000	32,009
Sumitomo Mitsui Banking Corp. 3.750%, 6/25/26	30,000	29,982
Sumitomo Mitsui Banking Corp. 3.950%, 7/1/26	15,000	14,998
Svenska Handelsbanken 3.790%, 9/4/26	21,000	20,991
Swedbank AB 3.980%, 10/30/26	10,500	10,494
Toronto-Dominion Bank 4.310%, 4/10/26	27,000	27,003
Westpac Banking Corp. (SOFR + 0.400%) 4.030%, 4/20/26(1)	32,000	32,006
Total Certificates of Deposits (Identified Cost $448,006)		447,972

	Shares	Value
Money Market Mutual Fund—8.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(2)	76,884,906	$76,885
Total Money Market Mutual Fund (Identified Cost $76,885)		76,885

	Par Value
Commercial Paper—6.1%
Banque Et Caisse Epargne 0.000%, 6/1/26(3)	$12,000	11,922
Skandinaviska Enskilda Banken Ab 0.000%, 4/27/26(3)	46,000	45,871
Total Commercial Paper (Identified Cost $57,797)		57,793

U.S. Government Securities—22.0%
U.S. Treasury Bills
0.000%, 4/2/26(3)	20,000	19,998
0.000%, 4/7/26(3)	15,000	14,991
0.000%, 4/9/26(3)	40,000	39,968
0.000%, 4/14/26(3)	15,000	14,980
0.000%, 4/16/26(3)	20,000	19,970
0.000%, 4/21/26(3)	10,000	9,980
0.000%, 4/23/26(3)	10,000	9,978
0.000%, 4/28/26(3)	10,000	9,973
0.000%, 4/30/26(3)	25,000	24,927
0.000%, 5/5/26(3)	20,000	19,931
0.000%, 6/18/26(3)	25,000	24,805
Total U.S. Government Securities (Identified Cost $209,501)		209,501

Total Short-Term Investments (Identified Cost $792,189)		792,151

TOTAL INVESTMENTS—83.4% (Identified Cost $792,189)		$792,151
Other assets and liabilities, net—16.6%		157,491
NET ASSETS—100.0%		$949,642

Abbreviations:
BNP	BNP Paribas
BOBL	Bundesobligation
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
KC HRW	Kansas City Hard Red Winter
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
WTI	West Texas Intermediate

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Counterparties:
UBS AG	UBS AG

Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	44%
Canada	16
Japan	11
Sweden	7
Norway	5
France	5
Australia	4
Other	8
Total	100%
† % of total investments as of March 31, 2026.

Exchange-traded futures contracts as of March 31, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	April 2026	20	$1,809	$—	$(17)
FTSE China A50 Future	April 2026	232	3,372	—	(23)
FTSE Taiwan Index Future	April 2026	118	12,192	—	(818)
Hang Seng Index Future	April 2026	24	3,788	—	(71)
IBEX 35 Index Future	April 2026	61	11,963	61	—
MSCI Singapore IX ETS Future	April 2026	234	7,946	38	—
OMXS 30 Index Future	April 2026	509	15,700	—	(309)
Brazil Real Future	May 2026	1,342	25,686	229	—
Copper Future	May 2026	78	10,947	—	(530)
Gasoline RBOB Future	May 2026	228	30,681	4,920	—
Low Sulphur Gas Oil Future	May 2026	186	23,050	6,446	—
NY Harbor ULSD Future	May 2026	124	21,425	5,322	—
SGX Iron Ore Future	May 2026	1,664	17,552	—	(194)
Silver Future	May 2026	21	7,866	—	(433)
WTI Crude Future	May 2026	273	27,677	7,057	—
Australian Dollar Future	June 2026	1,592	109,569	—	(2,794)
Brent Crude Future	June 2026	280	29,112	7,268	—
DJIA Mini E-CBOT Future	June 2026	37	8,618	—	(58)
Euro STOXX 50® Index Future	June 2026	144	9,146	—	(195)
FTSE 100 Index Future	June 2026	186	25,109	—	(198)
FTSE/JSE Top 40 Future	June 2026	60	3,790	—	(24)
FTSE/MIB Index Future	June 2026	38	9,570	93	—
Gold Future	June 2026	45	21,054	809	—
Lean Hogs Future	June 2026	164	6,891	13	—
Live Cattle Future	June 2026	183	17,808	751	—
LME Copper Future	June 2026	49	15,109	—	(966)
LME Nickel Future	June 2026	145	14,865	—	(665)
LME Aluminium Future	June 2026	446	38,826	3,993	—
LME Zinc Future	June 2026	205	16,620	—	(640)
MSCI EAFE® Index Future	June 2026	138	20,018	—	(145)
MSCI Emerging Markets Index Future	June 2026	176	12,800	—	(142)
Nasdaq 100® E-Mini Index Future	June 2026	22	10,523	—	(305)
Nikkei 225 Stock Average Future	June 2026	27	8,704	—	(532)
Palladium Future	June 2026	37	5,504	—	(969)
Russell 2000® E-Mini Index Future	June 2026	88	11,054	67	—
S&P 500® E-Mini Index Future	June 2026	38	12,484	—	(220)
S&P Mid 400® E-Mini Index Future	June 2026	60	20,379	192	—
S&P/TSX 60 Index Future	June 2026	143	39,223	—	(129)
SPI 200 Index Future	June 2026	41	6,020	—	(90)
STOXX Europe 600 Future	June 2026	200	6,677	—	(115)
TOPIX Index Future	June 2026	57	12,585	—	(507)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2026 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
KC HRW Wheat Future	July 2026	95	$3,082	$75	$—
Platinum Future	July 2026	82	8,078	—	(796)
Soybean Future	July 2026	571	33,860	—	(346)
Soybean Meal Future	July 2026	311	9,775	—	(208)
Soybean Oil Future	July 2026	773	31,946	3,894	—
Wheat Future	July 2026	90	2,819	80	—
				$41,308	$(12,439)
Short Contracts:
HSCEI Index Future	April 2026	(30)	(1,599)	10	—
IFSC Nifty 50 Future	April 2026	(396)	(17,805)	685	—
Indian Rupee Future	April 2026	(2,193)	(46,395)	683	—
Korean Won Future	April 2026	(155)	(2,542)	72	—
Natural Gas Future	May 2026	(183)	(5,278)	756	—
2 Year U.S. Treasury Note Future	June 2026	(1,784)	(370,082)	514	—
3 Year Australian Bond Future	June 2026	(2,337)	(167,135)	549	—
5 Year U.S. Treasury Note Future	June 2026	(1,031)	(111,533)	—	(295)
10 Year Australian Bond Future	June 2026	(891)	(66,241)	185	—
10 Year Canadian Bond Future	June 2026	(149)	(12,854)	—	(87)
10 Year Euro-Bund Future	June 2026	(387)	(56,089)	117	—
10 Year Japanese Bond Future	June 2026	(24)	(19,706)	193	—
10 Year U.K. Gilt Future	June 2026	(255)	(29,631)	—	(74)
10 Year U.S. Treasury Note Future	June 2026	(353)	(39,200)	—	(200)
10 Year U.S. Ultra Future	June 2026	(94)	(10,671)	—	(54)
30 Year Euro-BUXL Bond Future	June 2026	(141)	(17,970)	—	(174)
30 Year U.S. Treasury Bond Future	June 2026	(10)	(1,139)	—	(8)
British Pound Future	June 2026	(138)	(11,407)	—	(28)
Canadian Dollar Future	June 2026	(989)	(71,208)	125	—
DAX Index Future	June 2026	(7)	(4,619)	—	(26)
Euro FX Currency Future	June 2026	(835)	(120,924)	—	(674)
Euro-BOBL Future	June 2026	(1,167)	(155,701)	301	—
Euro-BTP Future	June 2026	(1,163)	(142,289)	549	—
Euro-BTP Future	June 2026	(138)	(18,548)	—	(65)
Euro-OAT Future	June 2026	(320)	(43,900)	—	(90)
Euro-Schatz Future	June 2026	(2,592)	(316,823)	1,044	—
Japanese Yen Future	June 2026	(1,831)	(144,969)	1,050	—
LME Copper Future	June 2026	(18)	(5,550)	—	(62)
LME Nickel Future	June 2026	(40)	(4,101)	27	—
LME Aluminium Future	June 2026	(122)	(10,621)	—	(617)
LME Zinc Future	June 2026	(93)	(7,540)	—	(340)
U.S. Treasury Ultra Bond Future	June 2026	(53)	(6,178)	—	(47)
Cocoa Future	July 2026	(287)	(9,663)	—	(46)
Cocoa Future	July 2026	(145)	(4,821)	—	(89)
Coffee ’C’ Future	July 2026	(46)	(5,016)	137	—
Corn Future	July 2026	(102)	(2,388)	—	(105)
Cotton No. 2 Future	July 2026	(232)	(8,367)	—	(161)
Sugar #11World Future	July 2026	(328)	(5,760)	19	—
3-Month CORRA Future	September 2026	(440)	(77,038)	—	(150)
3-Month EURIBOR Future	September 2026	(1,646)	(462,576)	—	(50)
3-Month SOFR Future	September 2026	(2,235)	(538,272)	948	—
3-Month SONIA Index Future	September 2026	(1,146)	(362,792)	—	(210)
90-Day Bank Bill Future	September 2026	(1,392)	(949,315)	—	(20)
ECX Emission Future	December 2026	(73)	(6,118)	—	(265)
				7,964	(3,937)
Total				$49,272	$(16,376)

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	39,375	USD	51,308	UBS AG	06/17/26	$—	$(1,644)
CNH	594,000	USD	87,010	UBS AG	06/17/26	—	(302)
MXN	1,545,000	USD	87,257	UBS AG	06/17/26	—	(1,635)
NOK	888,000	USD	92,474	UBS AG	06/17/26	—	(827)
NZD	117,700	USD	70,142	UBS AG	06/17/26	—	(2,320)
PLN	240,500	USD	65,853	UBS AG	06/17/26	—	(1,085)
SEK	616,000	USD	67,902	UBS AG	06/17/26	—	(2,576)
SGD	110,250	USD	87,312	UBS AG	06/17/26	—	(1,092)
TRY	195,600	USD	4,149	UBS AG	06/17/26	—	(117)
USD	58,027	CHF	45,625	UBS AG	06/17/26	479	—
USD	14,267	CNH	98,000	UBS AG	06/17/26	—	(38)
USD	24,907	MXN	449,000	UBS AG	06/17/26	25	—
USD	34,775	NOK	338,000	UBS AG	06/17/26	—	(109)
USD	97,790	NZD	168,400	UBS AG	06/17/26	753	—
USD	57,806	PLN	215,000	UBS AG	06/17/26	—	(95)
USD	74,162	SEK	696,000	UBS AG	06/17/26	352	—
USD	95,039	SGD	121,500	UBS AG	06/17/26	22	—
USD	428	TRY	21,000	UBS AG	06/17/26	—	(5)
USD	49,006	ZAR	840,000	UBS AG	06/17/26	—	(343)
ZAR	1,274,000	USD	77,460	UBS AG	06/17/26	—	(2,613)
Total						$1,631	$(14,801)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$209,501	$—	$209,501
Commercial Paper	57,793	—	57,793
Certificates of Deposits	447,972	—	447,972
Money Market Mutual Fund	76,885	76,885	—
Other Financial Instruments:
Futures Contracts	49,272	49,272	—
Forward Foreign Currency Exchange Contracts*	1,631	—	1,631
Total Assets	843,054	126,157	716,897
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(14,801)	—	(14,801)
Futures Contracts	(16,376)	(16,376)	—
Total Liabilities	(31,177)	(16,376)	(14,801)
Total Investments	$811,877	$109,781	$702,096

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS(Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.